Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2016	Jan. 27, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Share repurchase program amount		$ 20,000				$ 20,000
Consideration paid		$ 33,000
Scenario, Forecast [Member] | Restricted shares [Member]
Subsequent Event [Line Items]
Restricted stock granted	1,018,500
Subsequent Event [Member] | Shanghai Lexiang Technologies Co., Ltd (Lexiang) [Member]
Subsequent Event [Line Items]
Consideration paid	$ 12,700
Equity interests acquired	10.00%
Subsequent Event [Member] | Share Repurchase Program, 2016 [Member]
Subsequent Event [Line Items]
Share repurchase program amount				$ 20,000	$ 20,000